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                                December 1, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                    Re:   Carnegie Tax Exempt Income Trust
                          1933 Act Registration No. 33-2299
                          ---------------------------------

Dear Sir/Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned Registrant hereby certifies that:

          1. On November 20, 1998 it filed electronically through the EDGAR system Post-Effective Amendment No. 13 to the above-captioned Registration Statement; and

          2. the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in such Post-Effective Amendment.


                                  CARNEGIE TAX EXEMPT INCOME TRUST

                                  by  /s/ David E. Karam
                                     ----------------------------------------
                                      David E. Karam, Chief Financial Officer